[LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

              UNITED SERVICES NEAR-TERM TAX FREE FUND VS. S&P 500

                               MONTHLY VOLATILITY

                               US Glob Inv:
                              Near Tm Tx Fr      S&P 500
                              -------------      -------

                12/31/93 .....   1.3005%         1.2090%
                 1/31/94 .....   0.6536%         3.3965%
                 2/28/94 .....  -1.0204%        -2.7118%
                 3/31/94 .....  -1.5933%        -4.3513%
                 4/29/94 .....   0.1905%         1.2811%
                 5/31/94 .....   0.3881%         1.6348%
                 6/30/94 .....   0.0947%        -2.4471%
                 7/29/94 .....   0.8672%         3.2814%
                 8/31/94 .....   0.2814%         4.0905%
                 9/30/94 .....  -0.0935%        -2.4434%
                10/31/94 .....  -0.2886%         2.2434%
                11/30/94 .....  -0.1956%        -3.6373%
                12/30/94 .....   0.6820%         1.4813%
                 1/31/95 .....   0.6774%         2.5916%
                 2/28/95 .....   0.5800%         3.8933%
                 3/31/95 .....   0.6766%         2.9462%
                 4/28/95 .....   0.2902%         2.9423%
                 5/31/95 .....   1.0509%         3.9909%
                 6/30/95 .....   0.3843%         2.3187%
                 7/31/95 .....   0.5780%         3.3146%
                 8/31/95 .....   0.4702%         0.2497%
                 9/29/95 .....   0.2897%         4.2178%
                10/31/95 .....   0.3778%        -0.3573%
                11/30/95 .....   0.6642%         4.3849%
                12/29/95 .....   0.2859%         1.9263%
                 1/31/96 .....   0.7602%         3.3995%
                 2/29/96 .....   0.0000%         0.9304%
                 3/29/96 .....  -0.4716%         0.9628%
                 4/30/96 .....   0.0000%         1.4729%
                 5/31/96 .....   0.0948%         2.5746%
                 6/28/96 .....   0.5826%         0.3812%
                 7/31/96 .....   0.5720%        -4.4156%
                 8/30/96 .....   0.2880%         2.1126%
                 9/30/96 .....   0.6748%         5.6232%
                10/31/96 .....   0.4848%         2.7570%
                11/29/96 .....   1.2418%         7.5522%
                12/31/96 .....   0.0000%        -1.9810%
                 1/31/97 .....   0.3855%         6.2442%
                 2/28/97 .....   0.4748%         0.7851%
                 3/31/97 .....  -0.6671%        -4.1011%

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For more  information,  including  charges and  expenses,  call  1-800-US-FUNDS.
Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that you may have a gain or loss when you sell shares. U.S. stands for United Services. This chart illustrates that the volatility of the NAV of our municipal bond fund is significantly less than that of the S&P 500, a measure of large-cap American stocks. The expected long-term returns of the S&P 500, however, may be higher than those of investment-grade municipal bonds.